Segmentation	12 Months Ended
Dec. 31, 2023
Segmentation [Abstract]
Segmentation	Segmentation
The Executive Board of the Group is the chief operating decision maker (“CODM”) which monitors the operating results of the business for the purpose of making decisions about resource allocation and performance assessment. The management information provided to the CODM includes financial information related to revenue, cost of sales and gross result disaggregated by charging revenue and combined service revenue streams and by region. These performance measures are measured consistently with the same measures as disclosed in the consolidated financial statements. Further financial information, including net income (loss), employee expenses and operating expenses are only provided on a consolidated basis.
The CODM assesses the financial information of the business on a consolidated level. As the operating results of the business for the purpose of making decisions about resource allocation and performance assessment are monitored on a consolidated level, the Group has one operating segment which is also its only reporting segment.
As the Group only has one reporting segment, all relevant financial information is disclosed in the consolidated financial statements.
Revenue from major customers
For the year ended December 31, 2023, there was one customer that had a revenue contribution of 10% or more of the Group's total revenue for the year (2022: one customers, 2021: two customers). The amount of revenue from the major customers can be broken down as follows:

(in €‘000)	2023		2022		2021
Customer A	—	*	—	*	23,974
Customer B	—	*	—	*	— *
Customer C	—	*	—	*	— *
Customer D	15,585		51,424		24,566
Total	15,585		51,424		48,540
*This customer's revenue contribution was less than 10% of the total revenue of the respective year.
Revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2023	2022	2021
The Netherlands	73,737	46,302	29,689
Belgium	21,364	10,692	4,358
Germany	22,553	15,045	14,477
France	23,289	55,815	32,098
Other	4,510	6,046	5,669
Total	145,453	133,900	86,291
Non-current assets by country
The amount of total non-current assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2023	December 31, 2022
The Netherlands	101,934	109,851
Belgium	14,609	8,778
Germany	85,179	43,510
France	41,136	32,675
Other	31,570	12,369
Total	274,428	207,183
Non-current assets for this purpose consist of total non-current assets as recorded in the consolidated statement of financial position, excluding non-current financial assets and deferred tax assets.